Organization and principal activities (Details 2) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Net loss	¥ (8,036)	¥ (502,081)	¥ (395,803)
VIEs [Member]
Statement [Line Items]
Interest income on loans	0	0	11,218
Net loss	¥ 0	¥ 0	¥ (385,041)